PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Beginning balance	$ 574	$ 574	$ 538
Additions	13		36
Ending balance	587	574	574
Accumulated depreciation, beginning balance	550	541	538
Depreciation for the year	9	9	3
Accumulated depreciation, ending balance	559	550	541
Carrying value of property and equipment	28	25	33
Laboratory Equipment [member]
Statement [Line Items]
Beginning balance	418	418	418
Ending balance	418	418	418
Accumulated depreciation, beginning balance	418	418	418
Accumulated depreciation, ending balance	418	418	418
Carrying value of property and equipment		0	0
Computer equipment [member]
Statement [Line Items]
Beginning balance	43	43	31
Additions	13		12
Ending balance	56	43	43
Accumulated depreciation, beginning balance	37	33	31
Depreciation for the year	4	4	2
Accumulated depreciation, ending balance	41	37	33
Carrying value of property and equipment	15	6	10
Office equipment [member]
Statement [Line Items]
Beginning balance	113	113	89
Additions			24
Ending balance	113	113	113
Accumulated depreciation, beginning balance	95	90	89
Depreciation for the year	5	5	1
Accumulated depreciation, ending balance	100	95	90
Carrying value of property and equipment	$ 13	$ 19	$ 23